Schedule of Investments (unaudited)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.3%
Alabama Federal Aid Highway Finance Authority RB, Series A, 5.00%, 09/01/28 (PR 09/01/27)	$90	$103,632
Alabama Highway Finance Corp. RB, Series A, 5.00%, 08/01/28	70	81,163
Alabama Public School and College Authority RB, Series A, 5.00%, 11/01/28	300	351,179
City of Huntsville AL GOL, Series B, 5.00%, 05/01/28 (Call 11/01/27)	75	86,503
State of Alabama GO
Series A, 4.00%, 11/01/28 (Call 02/01/26)	20	21,363
Series A, 5.00%, 11/01/29 (Call 11/01/28)	60	70,278
Series A, 5.00%, 11/01/32 (Call 11/01/28)	70	81,204
University of Alabama (The) RB, Series C, 5.00%, 07/01/28	225	259,901
		1,055,223
Arizona — 1.8%
City of Mesa AZ Utility System Revenue RB, 5.00%, 07/01/29 (Call 07/01/28)	80	92,435
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/28 (Call 07/01/26)	100	111,343
Series A, 5.00%, 07/01/29 (Call 07/01/28)	110	127,429
Series D, 5.00%, 07/01/28 (Call 07/01/27)	290	326,337
Maricopa County Unified School District No 80 Chandler GO, 5.00%, 07/01/28	90	104,502
Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 07/01/28 (Call 07/01/27)	70	79,838
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/29 (Call 01/01/28)	150	173,072
5.00%, 01/01/31 (Call 01/01/28)	90	102,984
Series A, 5.00%, 01/01/28 (Call 01/01/27)	200	226,224
State of Arizona Lottery Revenue RB, 5.00%, 07/01/28	150	174,624
		1,518,788
California — 12.6%
Beverly Hills Unified School District CA GO, 0.00%, 08/01/28(a)	35	29,815
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/28 (Call 04/01/26)	75	83,143
5.00%, 10/01/28 (Call 04/01/27)	135	153,291
5.00%, 10/01/28 (Call 04/01/28)	55	63,932
5.00%, 10/01/32 (Call 04/01/28)	150	172,475
California State Public Works Board RB
4.00%, 10/01/28 (Call 10/01/26)	50	53,568
5.00%, 09/01/28 (Call 09/01/27)	60	68,626
Series B, 5.00%, 05/01/28	100	116,365
Series C, 5.00%, 11/01/28	150	175,974
Series C, 5.00%, 11/01/28 (Call 11/01/26)	25	28,013
Series C, 5.00%, 11/01/31 (Call 11/01/28)	75	86,654
Series G, 5.00%, 10/01/28 (Call 10/01/27)	80	91,648
California State University RB
Series A, 5.00%, 11/01/28 (Call 05/01/26)	200	222,364
Series A, 5.00%, 11/01/30 (Call 11/01/28)	95	110,094
City of Los Angeles CA GO, Series B, 5.00%, 09/01/28	50	58,426
City of Los Angeles CA Wastewater System Revenue RB
Series A, 5.00%, 06/01/31 (Call 06/01/28)	150	171,494
Series A, 5.00%, 06/01/32 (Call 06/01/28)	100	113,711
City of Los Angeles Department of Airports RB, Series E, 5.00%, 05/15/28	25	28,871
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/29 (Call 08/01/28)	125	144,632
City of Riverside CA Water Revenue RB, Series A, 5.00%, 10/01/28	130	151,553
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/28 (Call 11/01/26)	125	140,335
Security	Par (000)	Value

California (continued)
Coast Community College District GO
Series B, 0.00%, 08/01/28 (AGM)(a)	$330	$284,462
Series D, 5.00%, 08/01/28 (Call 08/01/27)	105	119,633
Fairfield-Suisun Unified School District GO, 4.00%, 08/01/31 (Call 08/01/28)	100	108,436
Long Beach Community College District GO, 5.00%, 08/01/28 (Call 08/01/27)	125	142,548
Long Beach Unified School District GO, 5.00%, 08/01/28 (Call 08/01/26)	175	194,492
Los Angeles Community College District/CA GO, Series J, 5.00%, 08/01/28 (Call 08/01/27)	40	45,779
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 06/01/28 (Call 06/01/26)	40	44,628
Series A, 5.00%, 07/01/28 (Call 07/01/27)	100	114,582
Series B, 5.00%, 07/01/32 (Call 07/01/28)	215	247,746
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/32 (Call 01/01/28)	65	74,326
Series D, 5.00%, 07/01/30 (Call 07/01/28)	100	116,647
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/28 (Call 01/01/26)	35	38,595
Series A, 5.00%, 07/01/31 (Call 01/01/28)	60	69,287
Series B, 5.00%, 07/01/31 (Call 07/01/28)	95	110,985
Series B, 5.00%, 07/01/32 (Call 07/01/28)	175	202,704
Los Angeles Unified School District/CA GO
Series B1, 5.00%, 07/01/28 (Call 01/01/28)	195	225,316
Series B-1, 5.00%, 07/01/30 (Call 01/01/28)	45	51,543
Series B-1, 5.00%, 07/01/32 (Call 01/01/28)	145	165,407
Series M1, 5.00%, 07/01/28 (Call 01/01/28)	100	115,547
Series M-1, 5.00%, 07/01/31 (Call 01/01/28)	165	188,352
Metropolitan Water District of Southern California RB
5.00%, 01/01/31 (Call 07/01/28)	115	134,001
Series B, 5.00%, 09/01/28	30	35,205
Napa Valley Community College District GO, Series B, 0.00%, 08/01/28 (NPFGC)(a)	100	85,035
Newport Mesa Unified School District GO, 0.00%, 08/01/28 (NPFGC)(a)	300	260,601
North Orange County Community College District/CA GO, Series B, 0.00%, 08/01/28 (NPFGC)(a)	315	268,653
Poway Unified School District GO, Series A, 0.00%, 08/01/28(a)	120	103,257
Sacramento Municipal Utility District RB, 5.00%, 08/15/28	20	23,352
San Diego Community College District GO, 4.00%, 08/01/28 (Call 08/01/26)	115	123,101
San Francisco Bay Area Rapid Transit District GO, Series A, 5.00%, 08/01/28 (Call 08/01/27)	50	57,250
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, 4.00%, 07/01/28 (Call 07/01/26)	50	53,475
San Jose Evergreen Community College District GO, Series B, 0.00%, 09/01/28 (AGM)(a)	50	42,658
San Jose Unified School District GO, Series C, 0.00%, 08/01/28 (NPFGC)(a)	170	145,245
San Marcos Unified School District GO, 0.00%, 08/01/28(a)	80	68,472
San Mateo County Community College District GO
0.00%, 09/01/28(a)	125	108,845
Series B, 5.00%, 09/01/28	70	82,146
Santa Clara Valley Transportation Authority RB, Series B, 5.00%, 06/01/28	125	146,091
State of California Department of Water Resources RB
5.00%, 12/01/29 (Call 12/01/28)	125	146,460
5.00%, 12/01/31 (Call 12/01/28)	70	80,944
Series BA, 5.00%, 12/01/28	150	176,812
State of California GO
4.00%, 09/01/28 (Call 09/01/26)	150	161,660

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 04/01/28	$125	$145,853
5.00%, 08/01/28	300	351,895
5.00%, 08/01/28 (Call 08/01/27)	135	154,851
5.00%, 09/01/28 (Call 09/01/26)	385	431,660
5.00%, 10/01/28	250	294,134
5.00%, 11/01/28	125	147,287
5.00%, 08/01/29 (Call 08/01/28)	350	409,256
5.00%, 10/01/30 (Call 10/01/28)	205	239,566
5.00%, 11/01/32 (Call 11/01/28)	310	360,600
Series C, 5.00%, 08/01/28 (Call 08/01/26)	280	313,357
University of California RB
Series AZ, 5.00%, 05/15/31 (Call 05/15/28)	70	80,095
Series O, 5.00%, 05/15/30 (Call 05/15/28)	100	115,661
William S Hart Union High School District GO, Series B, 0.00%, 09/01/28 (AGM)(a)	210	179,918
		10,453,395
Colorado — 1.2%
Board of Governors of Colorado State University System RB
Series C, 5.00%, 03/01/28	110	126,790
Series C, 5.00%, 03/01/29 (Call 03/01/28)	80	91,685
City & County of Denver Co. Airport System Revenue RB, Series B, 5.00%, 12/01/32 (Call 12/01/28)	225	254,141
Denver City & County School District No. 1 GO
5.00%, 12/01/28 (Call 12/01/26) (SAW)	90	101,163
Series B, 4.00%, 12/01/28 (SAW)	150	167,456
University of Colorado RB
Series A-2, 5.00%, 06/01/30 (Call 06/01/28)	100	114,160
Series A-2, 5.00%, 06/01/31 (Call 06/01/28)	95	108,003
		963,398
Connecticut — 2.1%
State of Connecticut Clean Water Fund - State Revolving Fund RB, Series A, 5.00%, 05/01/28 (Call 05/01/27)	100	113,502
State of Connecticut GO
5.00%, 09/15/28	100	116,179
Series 2021 A, 4.00%, 01/15/28	100	109,810
Series B, 5.00%, 04/15/28	105	121,238
Series C, 5.00%, 06/15/28	115	133,099
Series E, 5.00%, 09/15/28	75	87,134
Series E, 5.00%, 09/15/30 (Call 09/15/28)	115	132,215
Series E, 5.00%, 09/15/31 (Call 09/15/28)	205	234,711
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 01/01/28	125	143,717
Series A, 5.00%, 09/01/28 (Call 09/01/26)	125	138,902
Series A, 5.00%, 01/01/29 (Call 01/01/28)	210	239,982
Series B, 5.00%, 09/01/28 (Call 09/01/26)	50	55,561
Series D, 5.00%, 11/01/28	75	87,317
		1,713,367
Delaware — 0.5%
Delaware Transportation Authority RB, 5.00%, 07/01/28	100	116,841
State of Delaware GO
Series A, 2.13%, 03/01/28 (Call 03/01/26)	15	14,873
Series A, 5.00%, 01/01/29 (Call 01/01/28)	125	144,157
Series A, 5.00%, 02/01/32 (Call 02/01/28)	100	113,538
		389,409
District of Columbia — 1.9%
District of Columbia GO
Series A, 5.00%, 06/01/28	185	215,216
Series A, 5.00%, 10/15/28	65	76,072
Series D, 5.00%, 06/01/28 (Call 12/01/26)	85	95,619
Series D, 5.00%, 06/01/28 (Call 06/01/27)	110	125,140
Security	Par (000)	Value

District of Columbia (continued)
District of Columbia RB
5.00%, 12/01/28	$285	$331,519
Series C, 5.00%, 10/01/28	335	392,441
District of Columbia Water & Sewer Authority RB
Series B, 5.00%, 10/01/28	150	175,246
Series B, 5.00%, 10/01/28 (Call 04/01/27)	25	28,220
Series B, 5.00%, 10/01/30 (Call 04/01/28)	65	73,929
Series B, 5.00%, 10/01/32 (Call 04/01/28)	60	68,100
		1,581,502
Florida — 4.2%
Central Florida Expressway Authority RB, Series B, 5.00%, 07/01/28 (Call 07/01/26)	130	144,382
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/28 (Call 10/01/26)	165	180,756
County of Miami-Dade FL GO, Series D, 5.00%, 07/01/28 (Call 07/01/26)	100	110,984
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/30 (Call 10/01/28)	95	109,415
Series B, 5.00%, 10/01/28 (Call 10/01/27)	300	341,311
Florida Department of Environmental Protection RB, Series A, 5.00%, 07/01/28	225	261,255
Florida Department of Management Services COP, Series A, 5.00%, 11/01/28	140	162,637
Hillsborough County School Board COP, Series A, 5.00%, 07/01/28 (Call 07/01/26)	310	343,311
Orange County School Board COP, Series C, 5.00%, 08/01/28	100	115,825
Palm Beach County School District COP, Series B, 5.00%, 08/01/28	195	225,503
School District of Broward County/FL GO, 5.00%, 07/01/30 (Call 07/01/28)	60	69,013
State of Florida Department of Transportation RB
5.00%, 07/01/31 (Call 07/01/28)	100	114,839
5.00%, 07/01/32 (Call 07/01/28)	300	344,259
State of Florida Department of Transportation Turnpike System
Revenue RB, Series A, 5.00%, 07/01/28	75	87,221
State of Florida GO
Series A, 4.00%, 07/01/32 (Call 07/01/28)	350	381,184
Series B, 5.00%, 06/01/28 (Call 06/01/27)	125	142,700
Series C, 5.00%, 06/01/30 (Call 06/01/28)	220	253,611
State of Florida Lottery Revenue RB, Series A, 5.00%, 07/01/28	115	134,157
		3,522,363
Georgia — 1.7%
City of Atlanta GA Department of Aviation RB, 5.00%, 07/01/28	200	231,383
City of Atlanta GA Water & Wastewater Revenue RB
Series A, 5.00%, 11/01/28 (Call 11/01/27)	60	68,685
Series C, 5.00%, 11/01/28 (Call 11/01/27)	100	114,474
Forsyth County School District GO, 5.00%, 02/01/30 (Call 02/01/28)	250	287,670
State of Georgia GO
Series A, 5.00%, 08/01/28	165	193,338
Series A, 5.00%, 07/01/31 (Call 07/01/28)	205	237,016
Series E, 5.00%, 12/01/28 (Call 12/01/26)	260	293,333
		1,425,899
Hawaii — 1.7%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/28	60	69,668
Series A, 4.00%, 07/01/28	100	110,872
City & County of Honolulu HI GO
Series A, 5.00%, 09/01/28	45	52,527
Series A, 5.00%, 09/01/30 (Call 09/01/28)	230	265,967
Series C, 4.00%, 08/01/28	250	277,358

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii (continued)
Series D, 5.00%, 09/01/28 (Call 09/01/27)	$30	$34,309
County of Maui HI GO, 5.00%, 09/01/28	35	40,876
State of Hawaii GO
Series FT, 5.00%, 01/01/29 (Call 01/01/28)	185	212,125
Series FT, 5.00%, 01/01/31 (Call 01/01/28)	105	119,286
Series FT, 5.00%, 01/01/32 (Call 01/01/28)	230	260,382
		1,443,370
Illinois — 2.4%
Chicago O’Hare International Airport RB, Series C, 5.00%, 01/01/28 (Call 01/01/26)	155	168,862
Chicago Transit Authority Capital Grant Receipts Revenue RB, 5.00%, 06/01/28	65	73,064
Illinois Finance Authority RB
5.00%, 07/01/28 (Call 01/01/26)	25	27,443
5.00%, 12/01/28	75	87,676
Series B, 5.00%, 01/01/28	100	114,422
Metropolitan Water Reclamation District of Greater Chicago GO, Series A, 5.00%, 12/01/28 (Call 12/01/26)	150	168,341
State of Illinois GO
5.00%, 02/01/28 (Call 02/01/27)	100	108,750
Series A, 5.00%, 03/01/28	105	115,840
Series A, 5.00%, 10/01/28	155	171,585
Series A, 5.00%, 05/01/29 (Call 05/01/28)	310	340,455
Series A, 5.00%, 10/01/30 (Call 10/01/28)	200	218,914
Series B, 5.00%, 03/01/28	50	55,162
Series D, 5.00%, 11/01/28 (Call 11/01/27)	200	218,832
State of Illinois Sales Tax Revenue RB, 5.00%, 06/15/28	150	165,145
		2,034,491
Indiana — 1.3%
City of Indianapolis Department of Public Utilities Water System Revenue RB
5.00%, 10/01/30 (Call 10/01/28)	100	115,422
Series A, 5.00%, 10/01/28	65	75,695
Indiana Finance Authority RB
5.00%, 10/01/28 (Call 10/01/26)	100	111,303
Series C, 5.00%, 02/01/28	115	133,231
Series C, 5.00%, 06/01/28 (Call 12/01/26)	100	112,492
Series R, 5.00%, 02/01/28	200	231,707
Indianapolis Local Public Improvement Bond Bank RB, Series E, 5.00%, 01/01/28 (PR 01/01/26)	175	193,688
Purdue University RB, 5.00%, 07/01/28	125	145,596
		1,119,134
Iowa — 0.2%
Iowa Finance Authority RB, Series A, 5.00%, 08/01/31 (Call 08/01/28)	120	138,432
State of Iowa RB, Series A, 5.00%, 06/01/28 (Call 06/01/26)	30	33,233
		171,665
Kansas — 0.3%
Sedgwick County Unified School District No. 266 Maize GO, Series A, 4.00%, 09/01/28 (Call 09/01/27)	50	54,590
State of Kansas Department of Transportation RB, Series A, 5.00%, 09/01/28 (Call 09/01/27)	170	193,910
		248,500
Louisiana — 0.8%
State of Louisiana GO
Series B, 5.00%, 08/01/28 (Call 08/01/26)	110	122,442
Series B, 5.00%, 10/01/28 (Call 10/01/27)	150	172,078
State of Louisiana RB, Series A, 5.00%, 09/01/29 (Call 09/01/28)	310	358,221
		652,741
Security	Par (000)	Value

Maine — 0.7%
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/28 (Call 09/01/26)	$80	$88,883
Series A, 5.00%, 11/01/28	100	116,996
Series C, 5.00%, 11/01/28 (Call 11/01/27)	75	85,896
State of Maine GO
Series B, 5.00%, 06/01/28	120	139,671
Series D, 5.00%, 06/01/28	100	116,393
		547,839
Maryland — 4.9%
City of Baltimore MD GO, Series A, 5.00%, 10/15/28	45	52,694
County of Anne Arundel MD GOL
5.00%, 10/01/28	295	346,891
5.00%, 10/01/28 (Call 10/01/27)	140	160,754
County of Baltimore MD GO, 5.00%, 03/01/28	65	75,703
County of Howard MD GO
5.00%, 02/15/28	55	64,008
Series A, 5.00%, 08/15/28	220	258,101
Series D, 5.00%, 02/15/28	75	87,283
County of Montgomery MD GO
5.00%, 11/01/28	125	147,207
Series A, 5.00%, 11/01/28	265	312,078
Series A, 5.00%, 11/01/29 (Call 11/01/28)	130	152,269
County of Prince George’s MD GOL
Series A, 4.00%, 07/15/32 (Call 07/15/28)	200	216,283
Series A, 5.00%, 07/15/31 (Call 07/15/28)	150	173,997
Series B, 5.00%, 09/15/28	215	252,613
State of Maryland Department of Transportation RB
4.00%, 05/01/30 (Call 05/01/28)	80	87,251
5.00%, 09/01/28 (Call 09/01/27)	110	125,814
5.00%, 10/01/28 (Call 10/01/26)	190	213,093
5.00%, 12/01/28	130	152,392
State of Maryland GO
5.00%, 08/01/28	60	70,342
First Series, 5.00%, 03/15/28	195	227,250
Second Series, 5.00%, 08/01/29 (Call 08/01/28)	185	215,752
Second Series, 5.00%, 08/01/30 (Call 08/01/28)	115	133,713
Series A, 5.00%, 03/15/29 (Call 03/15/28)	125	144,783
Washington Suburban Sanitary Commission RB
5.00%, 06/01/28	90	105,240
5.00%, 06/01/28 (GTD)	125	146,166
5.00%, 06/01/30 (Call 06/01/28) (GTD)	125	144,913
		4,066,590
Massachusetts — 2.1%
Commonwealth of Massachusetts GOL
Series B, 5.00%, 07/01/28	345	402,891
Series B, 5.00%, 01/01/30 (Call 01/01/28)	295	338,276
Series B, 5.25%, 08/01/28	100	118,335
Series C, 5.00%, 05/01/28	100	116,483
Massachusetts Bay Transportation Authority RB, Series A, 5.25%, 07/01/28	250	294,963
Massachusetts Department of Transportation RB, Series A, 0.00%, 01/01/28 (NPFGC)(a)	50	43,632
Massachusetts Health & Educational Facilities Authority RB, Series M, 5.25%, 07/01/28	100	117,680
Massachusetts Water Resources Authority RB
Series B, 5.00%, 08/01/28 (Call 08/01/26)	100	111,464
Series B, 5.25%, 08/01/28 (AGM)	60	70,963
University of Massachusetts Building Authority RB, Series 2019-1, 5.00%, 05/01/28	150	173,664
		1,788,351

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan — 1.3%
Great Lakes Water Authority Water Supply System Revenue RB, Series C, 5.00%, 07/01/28 (Call 07/01/26)	$35	$38,726
Michigan Finance Authority RB
5.00%, 10/01/28	120	140,273
5.00%, 10/01/30 (Call 10/01/28)	150	175,198
Series B, 5.00%, 10/01/28 (Call 10/01/26)	140	156,832
Michigan State Building Authority RB, Series I, 5.00%, 04/15/28	250	289,245
Michigan State University RB, Series B, 5.00%, 02/15/28	135	155,118
University of Michigan RB, 5.00%, 04/01/32 (Call 04/01/28)	75	85,309
		1,040,701
Minnesota — 1.5%
Metropolitan Council GO
5.00%, 03/01/28	200	232,357
5.00%, 12/01/28	100	117,614
Series C, 4.00%, 03/01/28 (Call 03/01/27)	25	27,272
Minneapolis-St Paul Metropolitan Airports Commission RB, Series A, 5.00%, 01/01/28 (Call 01/01/27)	100	111,659
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/28 (Call 03/01/26)	100	110,559
State of Minnesota GO
Series A, 5.00%, 10/01/28 (Call 10/01/27)	100	114,877
Series A, 5.00%, 08/01/29 (Call 08/01/28)	190	220,768
Series A, 5.00%, 08/01/32 (Call 08/01/28)	200	229,713
Series B, 5.00%, 10/01/28 (Call 10/01/27)	90	103,390
		1,268,209
Mississippi — 0.3%
State of Mississippi GO, Series A, 5.00%, 10/01/28 (Call 10/01/27)	205	234,307

Missouri — 0.6%
City of Kansas City MO Sanitary Sewer System Revenue RB,
Series A, 5.00%, 01/01/29 (Call 01/01/28)	140	160,450
Missouri State Board of Public Buildings RB, Series B, 4.00%, 10/01/28	275	303,107
		463,557
Nebraska — 0.6%
Omaha Public Power District, 5.00%, 02/01/29 (Call 02/01/28)	110	126,257
Omaha Public Power District RB, Series A, 5.00%, 02/01/28 (Call 02/01/26)	125	137,972
University of Nebraska Facilities Corp. RB
5.00%, 07/15/28	55	63,797
5.00%, 07/15/30 (Call 07/15/28)	150	171,741
		499,767
Nevada — 2.3%
Clark County School District GOL, Series C, 5.00%, 06/15/28 (Call 12/15/27)	145	165,643
County of Clark Department of Aviation RB, Series B, 5.00%, 07/01/28	150	173,718
County of Clark NV GOL
5.00%, 12/01/30 (Call 12/01/28)	150	173,682
5.00%, 12/01/31 (Call 12/01/28)	175	201,803
County of Clark NV RB, Series B, 5.00%, 07/01/28	250	289,831
County of Washoe NV RB, 5.00%, 02/01/28	195	223,940
Las Vegas Valley Water District GOL, 5.00%, 06/01/28	235	273,242
State of Nevada GOL
Series A, 5.00%, 04/01/28	40	46,393
Series A, 5.00%, 05/01/28	75	87,097
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/28 (Call 06/01/26)	100	110,895
5.00%, 12/01/30 (Call 06/01/28)	155	177,939
		1,924,183
Security	Par (000)	Value

New Hampshire — 0.5%
New Hampshire Municipal Bond Bank RB, Series B, 5.00%, 08/15/28	$265	$309,907
State of New Hampshire GO, Series A, 5.00%, 12/01/31 (Call 12/01/28)	65	75,578
		385,485
New Jersey — 1.8%
County of Monmouth NJ GO, 5.00%, 07/15/28 (Call 07/15/27)	100	114,306
New Jersey Economic Development Authority RB, 5.00%, 06/15/28	60	67,052
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/30 (Call 12/15/28)	75	83,365
Series A, 5.00%, 06/15/28 (Call 06/15/26)	100	109,076
New Jersey Turnpike Authority RB
Series B, 5.00%, 01/01/31 (Call 01/01/28)	105	118,431
Series B, 5.00%, 01/01/32 (Call 01/01/28)	330	370,915
Series E, 5.00%, 01/01/29 (Call 01/01/28)	150	170,594
State of New Jersey GO
5.00%, 06/01/28 (Call 06/01/27)	135	151,529
Series A, 5.00%, 06/01/28	300	342,962
		1,528,230
New Mexico — 0.4%
New Mexico Finance Authority RB
5.00%, 06/15/28	100	116,639
Series D, 5.00%, 06/01/29 (Call 06/01/28)	70	80,975
State of New Mexico Severance Tax Permanent Fund RB, 5.00%, 07/01/28	105	122,555
		320,169
New York — 11.5%
City of New York NY GO
5.00%, 08/01/31 (Call 02/01/28)	100	112,997
Series A, 5.00%, 08/01/28 (Call 08/01/27)	25	28,421
Series A, 5.00%, 08/01/29 (Call 02/01/28)	110	125,614
Series A-2, 5.00%, 08/01/29 (Call 02/01/28)	195	222,680
Series B-1, 5.00%, 10/01/28	80	93,364
Series C, 5.00%, 08/01/28 (Call 02/01/27)	150	168,839
Series C, 5.00%, 08/01/29 (Call 02/01/28)	195	222,680
Series D, 5.00%, 08/01/28 (Call 02/01/26)	210	231,045
Series E, 5.00%, 08/01/28	85	98,919
Long Island Power Authority RB
5.00%, 09/01/29 (Call 09/01/28)	165	190,565
Series A, 0.00%, 12/01/28 (AGM)(a)	170	144,071
Metropolitan Transportation Authority RB
Series B, 5.00%, 11/15/28	435	480,258
Series C-1, 5.00%, 11/15/28 (Call 05/15/28)	195	214,133
Series C-1, 5.00%, 11/15/29 (Call 05/15/28)	290	316,997
New York City Transitional Finance Authority Building Aid Revenue RB
Series S, 5.00%, 07/15/30 (Call 07/15/28) (SAW)	130	149,855
Series S-2A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	195	223,728
Series S-2A, 5.00%, 07/15/32 (Call 07/15/28) (SAW)	145	165,722
Series S-4A, 5.00%, 07/15/28 (SAW)	55	63,697
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	120	137,679
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/28	265	308,520
5.00%, 11/01/28 (Call 11/01/27)	100	114,047
Series A1, 5.00%, 08/01/32 (Call 08/01/28)	50	56,620
Series B-1, 5.00%, 08/01/28 (Call 08/01/27)	100	113,580
Series C-1, 5.00%, 11/01/28	25	29,106
Series C-2, 5.00%, 05/01/32 (Call 05/01/28)	135	152,300

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Water & Sewer System RB
5.00%, 06/15/28	$195	$226,858
5.00%, 06/15/28 (Call 06/15/27)	100	113,540
Series CC-1, 5.00%, 06/15/28	135	157,056
New York State Dormitory Authority RB
5.00%, 07/01/28	200	233,560
Series A, 5.00%, 02/15/28 (Call 02/15/27)	175	195,868
Series A, 5.00%, 03/15/28	125	144,231
Series A, 5.00%, 03/15/28 (Call 09/15/26)	30	33,611
Series A, 5.00%, 03/15/29 (Call 03/15/28)	185	211,843
Series A, 5.00%, 07/01/29 (Call 07/01/28)	170	197,038
Series A, 5.00%, 03/15/31 (Call 03/15/28)	160	180,773
Series A, 5.00%, 03/15/32 (Call 03/15/28)	140	157,556
Series A, 5.00%, 03/15/32 (Call 09/15/28)	145	164,678
Series B, 5.00%, 02/15/28 (Call 08/15/27)	320	361,647
Series C, 5.00%, 03/15/29 (Call 03/15/28)	190	217,569
Series C, 5.00%, 03/15/31 (Call 03/15/28)	80	90,387
Series C, 5.00%, 03/15/32 (Call 03/15/28)	60	67,524
Series E, 5.00%, 03/15/30 (Call 09/15/28)	155	180,340
New York State Environmental Facilities Corp. RB
5.00%, 06/15/28 (Call 06/15/26)	100	111,664
5.00%, 06/15/28 (Call 06/15/27)	145	164,417
Series B, 5.00%, 06/15/32 (Call 06/15/28)	75	85,644
New York State Thruway Authority RB
Series L, 5.00%, 01/01/30 (Call 01/01/28)	230	260,843
Series L, 5.00%, 01/01/31 (Call 01/01/28)	110	124,130
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/28 (Call 03/15/26)	340	373,742
Series A, 5.00%, 03/15/28 (Call 03/15/27)	120	135,331
Series C-2, 5.00%, 03/15/28 (Call 09/15/27)	100	113,879
Port Authority of New York & New Jersey RB
Series 205TH, 5.00%, 11/15/28 (Call 11/15/27)	120	136,564
Series 209TH, 5.00%, 07/15/30 (Call 07/15/28)	100	114,255
Series 211TH, 5.00%, 09/01/32 (Call 09/01/28)	165	187,759
Triborough Bridge & Tunnel Authority RB
Series B, 0.00%, 11/15/28(a)	155	130,648
Series B, 5.00%, 11/15/28	240	281,433
Series C-1, 5.00%, 11/15/28	70	82,085
Utility Debt Securitization Authority RB, Series A, 5.00%, 06/15/28 (Call 06/15/26)	150	166,192
		9,568,102
North Carolina — 1.6%
City of Charlotte NC GO, Series A, 5.00%, 06/01/28	115	134,403
County of Guilford NC GO, Series B, 5.00%, 05/01/28 (Call 05/01/27)	100	113,940
County of Wake NC GO
Series A, 5.00%, 04/01/28	15	17,485
Series A, 5.00%, 03/01/31 (Call 03/01/28)	100	114,940
County of Wake NC RB, Series A, 5.00%, 12/01/28 (Call 12/01/26)	65	72,959
North Carolina State University at Raleigh RB, 5.00%, 10/01/28	75	87,340
State of North Carolina GO
Series A, 5.00%, 06/01/28	230	268,945
Series A, 5.00%, 06/01/29 (Call 06/01/28)	150	174,411
State of North Carolina RB
5.00%, 03/01/28	175	202,110
Series B, 5.00%, 05/01/28 (Call 05/01/27)	150	170,545
		1,357,078
Security	Par (000)	Value

Ohio — 3.0%
American Municipal Power Inc. RB, Series A, 5.00%, 02/15/28 (Call 02/15/26)	$100	$110,010
City of Columbus OH GO, Series A, 5.00%, 04/01/31 (Call 10/01/28)	410	475,018
County of Franklin OH Sales Tax Revenue RB, 4.00%, 06/01/31 (Call 06/01/28)	110	119,866
Ohio Turnpike & Infrastructure Commission RB, Series A, 5.00%, 02/15/28 (Call 02/15/27)	145	164,139
Ohio Water Development Authority RB
5.00%, 06/01/28 (Call 03/01/28)	170	197,032
5.00%, 12/01/28	100	117,679
5.00%, 12/01/28 (Call 12/01/26)	95	106,952
Series A, 5.00%, 06/01/28	145	169,204
State of Ohio GO
5.00%, 09/01/28	150	175,558
Series B, 5.00%, 09/01/28	130	152,150
Series B, 5.00%, 09/15/28	40	46,847
Series S, 5.00%, 05/01/28 (Call 05/01/26)	260	288,480
Series V, 5.00%, 05/01/32 (Call 05/01/28)	100	114,134
State of Ohio RB
Series A, 5.00%, 04/01/28	115	133,046
Series C, 5.00%, 12/01/28 (Call 12/01/26)	135	151,388
		2,521,503
Oklahoma — 0.1%
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/28	25	28,848
Oklahoma Department of Transportation RB, Series A, 5.00%, 09/01/28	50	57,653
		86,501
Oregon — 1.0%
City of Portland OR GOL, Series B, 5.00%, 06/15/29 (Call 06/15/28)	145	168,714
City of Portland OR Sewer System Revenue RB, Series A, 5.00%, 05/01/28 (Call 05/01/26)	100	110,648
Oregon Health & Science University RB, Series A, 5.00%, 07/01/28	135	153,691
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/28 (GTD)(a)	90	77,416
State of Oregon GO
Series A, 5.00%, 05/01/28	40	46,570
Series D, 5.00%, 06/01/28	155	180,687
Series Q, 5.00%, 05/01/28 (Call 05/01/26)	60	66,733
		804,459
Pennsylvania — 1.9%
City of Philadelphia PA Water & Wastewater Revenue RB, Series B, 5.00%, 11/01/28 (Call 11/01/27)	120	136,409
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/28 (Call 01/01/27)	305	344,398
Second Series, 5.00%, 09/15/28 (Call 09/15/26)	250	277,053
Series 1, 5.00%, 02/01/28 (Call 02/01/26)	140	153,731
County of Chester PA GO, Series A, 4.00%, 07/15/28 (Call 07/15/26)	105	113,254
Pennsylvania Turnpike Commission RB
Second Series, 5.00%, 12/01/28 (Call 12/01/27)	150	168,671
Series A, 5.25%, 07/15/28 (AGM)	320	376,418
Pittsburgh Water & Sewer Authority RB, Series A, 5.00%, 09/01/28 (Call 09/01/27) (AGM)	30	34,095
		1,604,029
Rhode Island — 0.6%
Rhode Island Commerce Corp. RB, 5.00%, 05/15/28	200	228,049

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Rhode Island (continued)
State of Rhode Island GO
5.00%, 01/15/28	$100	$115,488
Series B, 5.00%, 08/01/28 (Call 08/01/27)	125	142,612
		486,149
South Carolina — 0.8%
County of Beaufort SC GO, Series A, 5.00%, 02/01/28 (Call 02/01/27) (SAW)	120	135,823
County of Charleston SC GO, Series B, 5.00%, 11/01/28	100	117,701
South Carolina Transportation Infrastructure Bank RB
5.00%, 10/01/28	150	175,341
Series A, 5.00%, 10/01/29 (Call 10/01/28)	130	150,988
State of South Carolina GO, Series A, 5.00%, 04/01/28 (Call 10/01/27) (SAW)	110	126,749
		706,602
Tennessee — 2.1%
City of Clarksville TN Water Sewer & Gas Revenue RB, 5.00%, 02/01/28 (Call 02/01/26)	100	110,351
City of Memphis TN Sanitary Sewerage System Revenue RB, Series B, 5.00%, 10/01/28	190	222,098
County of Hamilton TN GO
5.00%, 04/01/29 (Call 04/01/28)	100	115,922
Series A, 5.00%, 04/01/28	50	58,283
Metropolitan Government of Nashville & Davidson County TN
Electric Revenue RB, Series A, 5.00%, 05/15/28 (Call 05/15/27)	110	124,613
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 01/01/28 (Call 07/01/26)	90	96,699
4.00%, 07/01/28	110	121,636
5.00%, 01/01/28 (Call 07/01/26)	170	189,700
5.00%, 07/01/32 (Call 07/01/28)	125	144,263
State of Tennessee GO
Series A, 5.00%, 02/01/29 (Call 02/01/28)	105	121,403
Series A, 5.00%, 02/01/32 (Call 02/01/28)	75	85,861
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/28 (Call 11/01/27)	115	131,276
Series B, 5.00%, 11/01/28 (Call 11/01/27) (ST INTERCEPT)	220	251,137
		1,773,242
Texas — 12.0%
Abilene Independent School District GO, 5.00%, 02/15/28	55	63,507
Aldine Independent School District GO, 5.00%, 02/15/28 (Call 02/15/27) (PSF)	90	101,603
Alvin Independent School District/TX GO, Series A, 5.00%, 02/15/28 (Call 02/15/26) (PSF)	95	104,886
Austin Independent School District GO
5.00%, 08/01/28 (Call 08/01/26) (PSF)	100	111,678
5.00%, 08/01/31 (Call 08/01/28) (PSF)	200	229,270
Board of Regents of the University of Texas System RB, Series H, 5.00%, 08/15/28 (Call 08/15/26)	75	83,927
City of Austin TX GOL, 5.00%, 09/01/28	235	275,041
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/28 (Call 11/15/26)	175	196,322
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/28 (Call 10/01/27)	150	171,840
Series C, 5.00%, 10/01/29 (Call 10/01/28)	50	58,229
City of Houston TX Combined Utility System Revenue RB
Series A, 0.00%, 12/01/28 (AGM)(a)	170	143,981
Series B, 5.00%, 11/15/28 (Call 11/15/27)	105	120,283
Series D, 5.00%, 11/15/30 (Call 11/15/28)	145	167,682
City of Houston TX GOL, Series A, 5.00%, 03/01/28	150	173,408
City of Lewisville TX GOL, 5.00%, 02/15/30 (Call 02/15/28)	225	257,181
Security	Par (000)	Value

Texas (continued)
City of San Antonio TX Electric & Gas Systems Revenue RB
4.00%, 02/01/28 (Call 08/01/26)	$50	$53,472
5.00%, 02/01/28	60	68,603
5.00%, 02/01/28 (Call 08/01/26)	125	139,209
City of San Antonio TX GOL
5.00%, 08/01/28	75	87,373
5.00%, 08/01/28 (Call 08/01/27)	95	108,385
County of Harris TX GOL, 5.00%, 10/01/28	100	117,083
Dallas Fort Worth International Airport RB, 5.00%, 11/01/28	105	121,977
Dallas Independent School District, GO, Series A, 5.00%, 02/15/28	250	289,661
Fort Bend Independent School District GO
Series B, 4.00%, 02/15/32 (Call 02/15/28) (PSF)	60	64,490
Series C, 5.00%, 08/15/28 (PSF)	50	58,287
Frisco Independent School District GO, 5.00%, 08/15/28 (PSF)	300	348,063
Georgetown Independent School District GO, Series A, 5.00%, 08/15/29 (Call 08/15/28) (PSF)	105	121,439
Grand Parkway Transportation Corp. RB, Series A, 5.00%, 10/01/30 (Call 04/01/28)	130	147,785
Grand Prairie Independent School District GO, Series A, 5.00%, 02/15/28 (Call 08/15/26) (PSF)	80	89,489
Harris County Toll Road Authority (The) RB
5.00%, 08/15/28	200	233,273
Series A, 5.00%, 08/15/32 (Call 02/15/28)	160	182,208
Houston Independent School District GOL, 5.00%, 07/15/29 (Call 07/15/28)	120	138,743
Katy Independent School District GO, 5.00%, 02/15/31 (Call 02/15/28) (PSF)	125	142,367
Killeen Independent School District GO, 5.00%, 02/15/30 (Call 02/15/28) (PSF)	280	320,518
Klein Independent School District GO, 5.00%, 08/01/28 (Call 08/01/26)(PSF)	185	206,302
Laredo Independent School District GO, 5.00%, 08/01/28 (Call 08/01/27) (PSF)	110	124,659
Leander Independent School District GO, Series A, 5.00%, 08/15/31 (Call 02/15/28) (PSF)	190	216,729
Lewisville Independent School District GO, 5.00%, 08/15/32 (Call 08/15/28) (PSF)	375	429,613
Lone Star College System GOL, 5.00%, 02/15/28 (Call 02/15/26)	15	16,561
North East Independent School District/TX GO, 5.00%, 08/01/30 (Call 08/01/28) (PSF)	50	57,892
North Texas Municipal Water District RB, 5.00%, 06/01/28 (Call 06/01/26)	95	105,573
North Texas Tollway Authority RB
First Series, 0.00%, 01/01/28(a)	220	190,548
Series B, 5.00%, 01/01/28	170	194,986
Northside Independent School District GO
5.00%, 08/15/28 (Call 08/15/27) (PSF)	150	170,953
5.00%, 08/15/31 (Call 08/15/28) (PSF)	150	171,969
Pflugerville Independent School District GO, Series A, 5.00%, 02/15/30 (Call 02/15/28) (PSF)	100	114,583
Richardson Independent School District GO, 5.00%, 02/15/30 (Call 02/15/28) (PSF)	200	228,717
Round Rock Independent School District GO
5.00%, 08/01/31 (Call 08/01/28) (PSF)	105	120,367
5.00%, 08/01/32 (Call 08/01/28) (PSF)	100	114,195
Series A, 5.00%, 08/01/28 (PSF)	145	169,099
San Antonio Independent School District/TX GO
5.00%, 08/15/29 (Call 08/15/28) (PSF)	100	116,085
5.00%, 08/15/32 (Call 08/15/28) (PSF)	200	229,369
San Antonio Water System RB, 5.00%, 05/15/28	195	226,234
Spring Independent School District GO, 5.00%, 08/15/32 (Call 08/15/28) (PSF)	215	247,224

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
State of Texas GO, Series A, 5.00%, 08/01/29 (Call 08/01/28)	$150	$174,382
Temple Independent School District/TX GO, 4.00%, 02/01/28 (Call 02/01/27) (PSF)	110	119,385
Texas A&M University RB, Series E, 5.00%, 05/15/28 (Call 05/15/27)	100	113,236
Texas Transportation Commission State Highway Fund RB,
5.00%, 10/01/28 (Call 10/01/26)	165	184,628
Texas Water Development Board RB
Series A, 5.00%, 10/15/28 (Call 04/15/28)	100	115,915
Series A, 5.00%, 10/15/31 (Call 04/15/28)	100	114,689
Series B, 5.00%, 04/15/28	100	116,283
Series B, 5.00%, 10/15/29 (Call 10/15/28)	35	40,831
Series B, 5.00%, 04/15/31 (Call 10/15/28)	85	98,701
Series B, 5.00%, 10/15/31 (Call 10/15/28)	200	231,782
Trinity River Authority Central Regional Wastewater System
Revenue RB, 5.00%, 08/01/32 (Call 08/01/28)	100	114,495
		9,967,248
Utah — 1.8%
Alpine School District/UT GO, Series B, 5.00%, 03/15/28 (Call 03/15/27) (GTD)	225	256,136
City of Provo UT GO, 5.00%, 02/01/30 (Call 08/01/28)	100	116,049
Salt Lake City Corp. RB, 5.00%, 02/01/28 (Call 02/01/27)	265	299,719
State of Utah GO
5.00%, 07/01/28	250	292,559
Series B, 5.00%, 07/01/28	90	105,321
University of Utah (The) RB
Series A, 5.00%, 08/01/28 (Call 08/01/27) (SAP)	150	171,518
Series B-1, 5.00%, 08/01/28 (Call 08/01/27) (SAP)	155	177,236
Utah Water Finance Agency RB, Series A, 5.00%, 03/01/28 (Call 03/01/27)	45	50,885
		1,469,423
Virginia — 3.9%
City of Virginia Beach VA GO, 5.00%, 04/01/30 (Call 04/01/28)	120	138,702
Commonwealth of Virginia GO, Series A, 5.00%, 06/01/30 (Call 06/01/28)	220	255,178
County of Arlington VA GO, 5.00%, 08/15/29 (Call 08/15/28)	125	145,414
County of Chesterfield VA GO, Series A, 5.00%, 01/01/29 (Call 01/01/28) (SAW)	55	63,460
County of Fairfax VA GO
Series A, 5.00%, 10/01/28 (Call 04/01/27) (SAW)	50	56,822
Series A, 5.00%, 10/01/28 (Call 04/01/28) (SAW)	150	174,448
Series A, 5.00%, 10/01/30 (Call 04/01/28) (SAW)	100	115,053
County of Loudoun VA GO, 5.00%, 12/01/28 (SAW)	75	88,259
Fairfax County Industrial Development Authority RB, 5.00%, 05/15/28	200	230,972
Hampton Roads Transportation Accountability Commission RB,
Series A, 5.00%, 07/01/28	155	179,322
Virginia College Building Authority RB
5.00%, 02/01/28 (Call 02/01/27)	110	124,352
Series A, 5.00%, 09/01/28 (Call 09/01/26) (ST INTERCEPT)	75	83,795
Series A, 5.00%, 09/01/28 (PR 09/01/26) (ST INTERCEPT)	5	5,605
Series B, 5.00%, 02/01/28	110	126,943
Series E, 5.00%, 02/01/29 (Call 02/01/28)	160	183,736
Series E, 5.00%, 02/01/30 (Call 02/01/28)	130	148,644
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/32 (Call 09/15/28)	85	98,148
Series A, 5.00%, 05/15/28 (Call 11/15/27)	25	28,812
Virginia Public Building Authority RB
5.00%, 08/01/28	80	93,789
Series A, 5.00%, 08/01/28	275	322,400
Security	Par (000)	Value

Virginia (continued)
Virginia Public School Authority RB
5.00%, 03/01/28 (SAW)	$20	$23,087
Series B, 5.00%, 08/01/28 (Call 08/01/27) (SAW)	165	188,248
Virginia Resources Authority RB
5.00%, 11/01/28	95	111,694
Series A, 5.00%, 11/01/28	80	94,058
Series A, 5.00%, 11/01/30 (Call 11/01/28)	115	134,514
		3,215,455
Washington — 5.2%
Auburn School District No. 408 of King & Pierce Counties GO, 5.00%, 12/01/28 (Call 12/01/27) (GTD)	40	45,951
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/28 (Call 11/01/26)	100	112,019
City of Everett WA Water & Sewer Revenue RB, 5.00%, 12/01/28 (Call 12/01/26)	50	56,202
City of Seattle WA Drainage & Wastewater Revenue RB, 4.00%, 07/01/28 (Call 07/01/27)	185	202,241
City of Seattle WA GOL, 5.00%, 12/01/28	75	88,162
City of Seattle WA Municipal Light & Power Revenue RB
Series A, 5.00%, 04/01/28	125	145,487
Series B, 5.00%, 04/01/28 (Call 04/01/26)	70	77,622
Series C, 4.00%, 10/01/28 (Call 10/01/26)	65	69,987
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/28 (Call 01/01/27)	30	33,852
Clark County School District No. 37 Vancouver GO, 5.00%, 12/01/28 (GTD)	130	152,392
County of King WA GOL, 5.00%, 07/01/28	120	140,063
County of King WA Sewer Revenue RB
Series B, 5.00%, 07/01/28	100	116,114
Series B, 5.00%, 07/01/29 (Call 07/01/28)	135	156,390
County of Spokane WA GOL, Series B, 5.00%, 12/01/28	130	151,972
Energy Northwest RB
5.00%, 07/01/28	405	471,484
Series A, 5.00%, 07/01/28 (Call 07/01/27)	125	142,504
Series C, 5.00%, 07/01/30 (Call 07/01/28)	125	144,300
King & Snohomish Counties School District No. 417 Northshore GO, 5.00%, 12/01/29 (Call 06/01/28) (GTD)	145	167,355
King County School District No. 405 Bellevue GO, 5.00%, 12/01/28 (Call 12/01/26) (GTD)	55	61,798
King County School District No. 414 Lake Washington GO, 4.00%, 12/01/28 (Call 06/01/26) (GTD)	50	53,609
Port of Seattle WA RB
5.00%, 05/01/28 (Call 05/01/27)	100	112,622
5.00%, 06/01/28	100	113,912
State of Washington COP, Series B, 5.00%, 07/01/30 (Call 07/01/28)	180	206,501
State of Washington GO
Series 2017-A, 5.00%, 08/01/28 (Call 08/01/26)	120	133,867
Series B, 5.00%, 08/01/28 (Call 08/01/26)	120	133,867
Series C, 0.00%, 06/01/28 (NPFGC)(a)	75	64,825
Series C, 5.00%, 02/01/30 (Call 02/01/28)	260	299,177
Series D, 5.00%, 02/01/31 (Call 02/01/28)	105	120,331
Series R, 5.00%, 08/01/28 (Call 08/01/26)	130	145,022
University of Washington RB, Series C, 5.00%, 04/01/28	240	277,384
Washington State University RB, 5.00%, 10/01/28 (Call 04/01/26)	145	159,706
		4,356,718
West Virginia — 1.1%
State of West Virginia GO
5.00%, 12/01/30 (Call 06/01/28)	125	143,499
Series A, 5.00%, 06/01/28	60	69,907
Series B, 5.00%, 06/01/31 (Call 06/01/28)	235	269,226

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

West Virginia (continued)
Series B, 5.00%, 12/01/32 (Call 06/01/28)	$125	$143,198
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/28 (Call 09/01/27)	185	209,969
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/30 (Call 07/01/28)	75	86,042
		921,841
Wisconsin — 0.9%
Milwaukee Metropolitan Sewerage District GO, 4.00%, 10/01/28	75	83,259
State of Wisconsin GO
5.00%, 11/01/28 (Call 05/01/27)	50	56,774
Series 2, 5.00%, 11/01/28 (Call 05/01/26)	125	138,454
Series 3, 5.00%, 11/01/28 (Call 05/01/27)	155	176,001
State of Wisconsin RB, 5.00%, 05/01/28 (Call 05/01/27)	250	283,756
		738,244
Total Long-Term Investments — 98.5%
(Cost: $85,182,915)		81,937,227
Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Liquidity Funds: MuniCash, 0.96%(b)(c)	333	$332,853

Total Short-Term Securities — 0.4%
(Cost: $332,781)		332,853

Total Investments in Securities — 98.9%
(Cost: $85,515,696)		82,270,080

Other Assets Less Liabilities — 1.1%		952,542

Net Assets — 100.0%		$83,222,622

(a)	Zero-coupon bond.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$450,507	$—	$(117,589	)(a)	$(130)	$65	$332,853	333	$802	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$81,937,227	$—	$81,937,227
Money Market Funds	332,853	—	—	332,853
	$332,853	$81,937,227	$—	$82,270,080

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
July 31, 2022

Fair Value Hierarchy as of Period End (continued)

Portfolio Abbreviations - Fixed Income		NPFGC	National Public Finance Guarantee Corp.
		PR	Prerefunded
AGM	Assured Guaranty Municipal Corp.	PSF	Permanent School Fund
COP	Certificates of Participation	RB	Revenue Bond
GO	General Obligation	SAP	Subject to Appropriations
GOL	General Obligation Limited	SAW	State Aid Withholding
GTD	Guaranteed	ST	Special Tax
MO	Moral Obligation